Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Lease liabilities	€ 216.7	€ 210.1
Liquidity risk
Disclosure of financial liabilities [line items]
Loans and borrowings	2.3	2.1
Trade and other payables	354.0	204.1
Lease liabilities	244.4	232.5
Contingent consideration	57.8	6.1
Foreign exchange forward contracts	0.4
Other financial liabilities	414.9	785.1
Financial liabilities	1,073.8	1,229.9
Liquidity risk | Less than 1 year
Disclosure of financial liabilities [line items]
Loans and borrowings	0.0	0.0
Trade and other payables	354.0	204.1
Lease liabilities	34.1	40.5
Contingent consideration	0.0	0.0
Foreign exchange forward contracts	0.4
Other financial liabilities	414.9	785.1
Financial liabilities	803.4	1,029.7
Liquidity risk | 1 to 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings	2.3	2.1
Trade and other payables	0.0	0.0
Lease liabilities	136.6	112.9
Contingent consideration	57.5	0.0
Foreign exchange forward contracts	0.0
Other financial liabilities	0.0	0.0
Financial liabilities	196.4	115.0
Liquidity risk | More than 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	73.7	79.1
Contingent consideration	0.3	6.1
Foreign exchange forward contracts	0.0
Other financial liabilities	0.0	0.0
Financial liabilities	€ 74.0	€ 85.2